INTERIM CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Revenues:
Products	$ 8,054	$ 8,394	$ 17,170	$ 15,816	$ 34,662
Services	17,820	14,841	35,719	29,564	63,195
Total revenues	25,874	23,235	52,889	45,380	97,857
Cost of revenues:
Products	4,946	4,817	10,342	9,198	20,763
Services	12,344	10,783	24,553	21,343	45,497
Total cost of revenues	17,290	15,600	34,895	30,541	66,260
Gross profit (loss)	8,584	7,635	17,994	14,839	31,597
Operating expenses:
Research and development	908	800	1,766	1,470	3,244
Selling and marketing	2,832	2,569	5,523	4,894	10,398
General and administrative	2,944	2,370	5,901	4,653	10,539
Other expenses	0	0	0	0	403
Amortization of intangible assets	230	129	567	510	967
Total operating expenses	6,914	5,868	13,757	11,527	25,551
Operating income	1,670	1,767	4,237	3,312	6,046
Financial expenses, net	308	260	812	598	1,077
Other income, net	9	1	6	7	3,299
Income before taxes on income	1,371	1,508	3,431	2,721	8,268
Taxes on income	414	303	1,014	467	1,337
Income after taxes on income	957	1,205	2,417	2,254	6,931
Equity in gains of affiliate	0	70	0	182	340
Net income	957	1,275	2,417	2,436	7,271
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	413	(102)	367	593	1,006
Realized currency translation adjustments of foreign operations	0	0	0	0	(50)
Realized losses on derivatives designated as cash flow hedges	0	0	0	(24)	(24)
Total comprehensive income	1,370	1,173	2,784	3,005	8,203
Net Income attributable to:
Equity holders of the parent	1,146	971	2,612	1,778	6,320
Non-controlling interests	(189)	304	(195)	658	951
Total	957	1,275	2,417	2,436	7,271
Total comprehensive income (loss) attributable to:
Equity holders of the parent	1,575	887	3,151	2,081	6,649
Non-controlling interests	(205)	286	(367)	924	1,554
Total comprehensive income	$ 1,370	$ 1,173	$ 2,784	$ 3,005	$ 8,203
Earnings per share attributable to Pointer Telocation Ltd.'s shareholders:
Basic net earnings per share	$ 0.15	$ 0.17	$ 0.36	$ 0.32	$ 1.14
Diluted net earnings per share	$ 0.14	$ 0.17	$ 0.35	$ 0.32	$ 1.10